Going Concern (Details Narrative) (10K) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating losses	$ 11,568	$ 7,562	$ 36,468
Working capital deficit	57,298	5,250	57,298
Accumulated deficit	$ 44,030	$ 7,562	$ 44,030